Accounts Payable - (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable.
Trade creditors	$ 4,994,000	$ 3,691,000
Accounts payable to Board Members	909,274
Accounts payable to Board Members	909,000	2,343,000
Accounts payable to other related parties	183,000	83,000
Accounts payable to underwriters, promoters, and employees	4,575,000	2,572,000
Other accounts payable	8,546,000	4,807,000
Total accounts payable	$ 19,207,000	$ 13,496,000